Commitments and Contingencies - Business Combination Agreement (Details)	Mar. 17, 2026 shares	Jan. 13, 2026 shares	Oct. 01, 2025 Vote $ / shares shares	Mar. 31, 2026 $ / shares	Dec. 31, 2025 $ / shares
Commitments and Contingencies
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.01	$ 0.01
VWAP Thershhold of $13.00
Commitments and Contingencies
Volume weighted average price threshold per share | $ / shares			$ 13
VWAP Thershhold of $15.00
Commitments and Contingencies
Volume weighted average price threshold per share | $ / shares			15
VWAP Thershhold of $17.00
Commitments and Contingencies
Volume weighted average price threshold per share | $ / shares			$ 17
Class A | Avalanche Treasury Company, LLC
Commitments and Contingencies
Number of shares issued for each member		1
Class B | Avalanche Treasury Company, LLC
Commitments and Contingencies
Number of shares issued for each member		1
Dragonfly Digital Management, LLC (the "Seller") | Avalanche Treasury Company, LLC
Commitments and Contingencies
Number of seller earnout shares issuable in business acquisition			4,000,000
Astral and Dragonfly Ventures, L.P ("DV") | Class A | Avalanche Treasury Company, LLC
Commitments and Contingencies
Number of shares issuable postpone	2,000,000
Number of days for which shares issuable is postpone (in days)	30 days
Sponsor | Avalanche Treasury Company, LLC
Commitments and Contingencies
Number of seller earnout shares issuable in business acquisition			1,600,000
Avalanche Treasury Company, LLC | Class B
Commitments and Contingencies
Voting right per share | Vote			1
Avalanche Treasury Company, LLC | Member other than the Seller | Class A
Commitments and Contingencies
Number of shares issued for each member			1
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.01
Avalanche Treasury Company, LLC | Dragonfly Digital Management, LLC (the "Seller") | Class A
Commitments and Contingencies
Number of shares issued for each member			1
Number of shares issuable in business acquisition			4,000,000
Avalanche Treasury Company, LLC | Dragonfly Digital Management, LLC (the "Seller") | Class A | Scenario, stock achieves VWAP thresholds of $13.00, $15.00, and $17.00 per share
Commitments and Contingencies
Number of seller earnout shares issuable in business acquisition			2,000,000
Avalanche Treasury Company, LLC | Dragonfly Digital Management, LLC (the "Seller") | Class B
Commitments and Contingencies
Number of shares issued for each member			1
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.01
Number of shares issuable in business acquisition			4,000,000
Avalanche Treasury Company, LLC | Dragonfly Digital Management, LLC (the "Seller") | Class B | Scenario, stock achieves VWAP thresholds of $13.00, $15.00, and $17.00 per share
Commitments and Contingencies
Number of seller earnout shares issuable in business acquisition			2,000,000
Avalanche Treasury Company, LLC | Astral and Dragonfly Ventures, L.P ("DV") | Class A
Commitments and Contingencies
Number of shares issued for each member		1
Number of shares issuable in business acquisition		4,000,000
Number of shares issuable postpone	2,000,000
Number of days for which shares issuable is postpone (in days)	30 days
Avalanche Treasury Company, LLC | Astral and Dragonfly Ventures, L.P ("DV") | Class A | Avalanche Treasury Company, LLC
Commitments and Contingencies
Number of shares issuable in business acquisition		4,000,000
Avalanche Treasury Company, LLC | Astral and Dragonfly Ventures, L.P ("DV") | Class B
Commitments and Contingencies
Number of shares issued for each member		1
Number of shares issuable in business acquisition		0
Avalanche Treasury Company, LLC | Astral and Dragonfly Ventures, L.P ("DV") | Class B | Avalanche Treasury Company, LLC
Commitments and Contingencies
Number of shares issuable in business acquisition		0